As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 85.8%
CONSUMER DISCRETIONARY: 7.4%
5,000	Cedar Fair, LP	$46,450
3,491	Cherokee, Inc.	54,460
48,905	Heelys, Inc.	83,627
40,000	McDonald's Corp.	2,182,800
58,300	Regal Entertainment Group - Class A	781,803
		3,149,140
CONSUMER STAPLES: 19.2%
9,000	Alberto-Culver Co.	203,490
4,250	Altria Group, Inc.	68,085
25,000	B & G Foods, Inc. - Class A	130,000
73,950	B & G Foods, Inc. - EIS	812,710
7,035	H.J. Heinz & Co.	232,577
24,000	Hershey Co./The	834,000
28,000	Imperial Sugar Co.	201,320
2,600	J.M. Smucker Co./The	96,902
7,000	Kimberly-Clark Corp.	322,770
20,382	Kraft Foods, Inc. - Class A	454,315
8,000	Lancaster Colony Corp.	331,840
12,526	Lorillard, Inc.	773,355
4,250	Philip Morris International Inc.	151,215
18,569	Procter & Gamble Co./The	874,414
944	Ralcorp Holdings, Inc. (a)	50,863
5,346	Reynolds American, Inc.	191,601
20,000	Unilever Plc - ADR (b)	378,600
72,913	Vector Group Ltd.	947,140
22,000	Wal-Mart Stores, Inc.	1,146,200
		8,201,397
ENERGY: 13.1%
8,100	BP Plc - ADR (b)	324,810
4,400	Buckeye Partners LP	156,904
9,783	Chevron Corp.	657,809
9,000	Dorchester Minerals LP	146,970
7,500	Enbridge Energy Partners LP	224,475
3,700	Energy Transfer Partners LP	136,493
5,200	Enterprise Products Partners LP	115,700
16,938	Exxon Mobil Corp.	1,153,478
5,700	Kinder Morgan Energy Partners LP	266,304
11,250	Nustar Energy LP	518,737
17,000	Occidental Petroleum Corp.	946,050
1,200	ONEOK Partners, LP	48,780
24,806	Penn West Energy Trust (b)	235,409
9,800	Plains All American Pipeline LP	360,248
13,300	TEPPCO Partners LP	301,245
		5,593,412
FINANCIALS: 5.5%
66,070	Babcock & Brown Air Ltd - ADR (b)	284,101
17,952	Bank of America Corp.	122,433
5,901	Comerica, Inc.	108,047
17,870	First Commonwealth Financial Corp.	158,507
28,159	FirstMerit Corp.	512,494
5,935	NBT Bancorp, Inc.	128,433
7,709	Susquehanna Bancshares, Inc.	71,925
15,000	TD Ameritrade Holding Corp. (a)	207,150
6,067	Travelers Companies, Inc./The	246,563
46,050	Trustco Bank Corp.	277,221
10,000	U.S. Bancorp	146,100
7,513	Whitney Holding Corp.	86,024
		2,348,998
HEALTH CARE: 5.1%
41,940	Bristol-Myers Squibb Co.	919,325
11,000	Johnson & Johnson	578,600
9,150	Merck & Co., Inc.	244,762
32,000	Pfizer Inc.	435,840
		2,178,527
INDUSTRIALS: 3.6%
1,400	3M Co.	69,608
3,600	Cooper Industries Ltd. (b)	93,096
25,000	Deluxe Corp.	240,750
32,997	General Electric Co.	333,600
1,872	Honeywell International, Inc.	52,154
4,074	Landauer, Inc.	206,470
32,000	Olin Corp.	456,640
3,753	Weyerhaeuser Co.	103,470
		1,555,788
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 7.4%
27,800	AT&T, Inc.	700,560
55,900	Consolidated Communications Holdings, Inc.	573,534
18,000	Frontier Communications Corp.	129,240
17,000	Iowa Telecommunications Services, Inc.	194,820
30,000	Microsoft Corp.	551,100
12,867	Verizon Communications, Inc.	388,583
78,500	Windstream Corp.	632,710
		3,170,547
MATERIALS: 1.1%
36,000	Acadian Timber Income Fund (b)	172,748
3,980	E.I. du Pont de Nemours and Co.	88,873
12,000	Southern Copper Corp.	209,040
		470,661
REITS: 11.1%
17,229	Apartment Investment & Management Co. - Class A	94,415
8,914	Camden Property Trust	192,364
11,000	Equity One, Inc.	134,090
26,631	First Industrial Realty Trust, Inc.	65,246
29,046	Health Care Property Investors, Inc.	518,471
11,612	Health Care REIT, Inc.	355,211
17,000	Healthcare Realty Trust, Inc.	254,830
231,313	HRPT Properties Trust	737,888
15,385	Liberty Property Trust	291,392
38,879	Nationwide Health Properties, Inc.	862,725
16,973	Pennsylvania Real Estate Investment Trust	60,254
10,036	Sovran Self Storage, Inc.	201,523
24,492	Tanger Factory Outlet Centers, Inc.	755,823
13,115	Washington Real Estate Investment Trust	226,890
		4,751,122
SHIPPING & TRANSPORTATION: 2.2%
30,000	DHT Maritime, Inc. (b)	115,200
29,090	General Maritime Corp. (b)	203,630
55,000	Jazz Air Income Fund (b)	138,722
12,000	Knightsbridge Tankers Ltd. (b)	174,600
11,000	Nordic American Tanker Shipping Limited (b)	322,300
		954,452
UTILITIES: 10.1%
8,200	Amerigas Partners LP	231,896
15,000	Atmos Energy Corp.	346,800
4,536	Cleco Corp.	98,386
6,755	DTE Energy Co.	187,114
9,506	Duke Energy Corp.	136,126
12,452	EQT Corp.	390,121
7,300	Ferrellgas Partners LP	97,820
17,500	Great Plains Energy Inc.	235,725
24,010	Hawaiian Electric Industries, Inc.	329,897
7,977	Integrys Energy Group, Inc.	207,721
11,986	National Fuel Gas Co.	367,611
8,396	Northwest Natural Gas Co.	364,554
4,000	OGE Energy Corp.	95,280
4,185	Pinnacle West Capital Corp.	111,154
10,329	Progress Energy, Inc.	374,530
4,753	Spectra Energy Corp.	67,207
11,200	Suburban Propane Partners LP	409,472
19,318	United Utilities Group Plc - ADR (b)	267,755
		4,319,169

TOTAL COMMON STOCKS
(Cost $51,787,463)		36,693,213

PREFERRED STOCK: 0.1%
REIT: 0.1%
1,760	Public Storage	32,015
TOTAL PREFERRED STOCK
(Cost $44,000)		32,015

SHORT TERM INVESTMENT: 12.6%
Money Market Investment: 12.6%
5,403,983	First American Government Obligations Fund	5,403,983
TOTAL SHORT TERM INVESTMENT
(Cost $5,403,983)		5,403,983

TOTAL INVESTMENTS
(Cost $57,235,446), 98.5%		42,129,211
OTHER ASSETS IN EXCESS OF LIABILITIES, 1.5%		663,093
TOTAL NET ASSETS, 100.0%		$42,792,304

(a) Non Income Producing.
(b) Foreign Security.
ADR American Depository Receipt.

ROCHDALE DIVIDEND & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2009, Continued
FAS 157 - Summary of Fair Value Exposure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$42,129,211	$-
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$42,129,211	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date		Value

CORPORATE BONDS: 38.5%
CONSUMER DISCRETIONARY: 4.6%
$ 300,000	Anheuser-Busch Cos, Inc.	9.000%	12/01/2009		$310,039
250,000	Estee Lauder Co. Inc.	7.750%	11/01/2013		274,806
522,371	FedEd Corp.	7.020%	01/15/2016		506,700
500,000	Home Depot, Inc.	5.400%	03/01/2016		449,450
500,000	Marriott International Inc.	5.625%	02/15/2013		426,799
150,000	Stanley Works	6.150%	10/01/2013		152,762
500,000	Time Warner, Inc.	6.875%	05/01/2012		508,900
					2,629,456
CONSUMER STAPLES: 3.8%
250,000	Avon Products Inc.	4.200%	07/15/2018		216,849
250,000	Campbell Soup Co.	8.875%	05/01/2021		326,592
360,000	Kraft Foods Inc.	5.625%	11/01/2011		374,780
250,000	PepsiAmericas Inc.	4.875%	01/15/2015		249,335
500,000	PepsiCo, Inc.	5.000%	06/01/2018		517,303
275,000	Walgreen Co.	5.250%	01/15/2019		275,811
250,000	WM Wrigley Jr Co.	4.650%	07/15/2015		216,250
					2,176,920
EDUCATION: 1.9%
1,000,000	President & Fellows of Harvard College	6.300%	10/01/2037		1,087,020
ENERGY: 2.9%
130,000	Burlington Resources, Inc.	8.200%	03/15/2025		145,800
125,000	Burlington Resources, Inc.	9.875%	06/15/2010		135,177
250,000	Conoco Phillips	4.750%	02/01/2014		260,038
200,000	Conoco Phillips	9.375%	02/15/2011		221,937
100,000	Louisiana Land & Exploration	7.650%	12/01/2023		110,053
300,000	Northern State Power (A Minnesota Corporation)	8.000%	08/28/2012		336,057
500,000	Valero Energy Corp	6.125%	06/15/2017		429,951
					1,639,013
FINANCIALS: 15.6%
456,000	American Capital Equity II	8.500%	07/01/2030		146,551
250,000	American General Finance	6.900%	12/15/2017		87,622
500,000	Bank of America Corp.	7.250%	10/15/2025		311,987
130,000	Bank of America Corp.	7.800%	02/15/2010		124,886
500,000	Bank of America Corp.	10.200%	07/15/2015		538,437
375,000	BB&T Corp	5.200%	12/23/2015		336,238
500,000	Berkshire Hathaway	4.750%	05/15/2012		513,341
250,000	CIT Group Inc.	6.125%	08/15/2016		65,155
500,000	First Tennessee Bank	1.306%	05/18/2009	(a)	495,108
250,000	General Electric Capital Corp.	5.310%	02/01/2011		240,189
200,000	General Electric Capital Corp.	5.375%	06/15/2015		179,716
500,000	General Electric Capital Corp.	5.500%	11/15/2011		487,773
500,000	General Electric Capital Corp.	5.500%	10/06/2017		435,542
400,000	General Electric Capital Corp.	6.041%	09/12/2011	(a)	381,054
325,000	General Electric Capital Franchise Finance	7.100%	11/30/2026		318,982
250,000	Goldman Sachs Group, Inc.	5.350%	01/15/2016		221,567
500,000	Goldman Sachs Group, Inc.	5.625%	01/15/2017	(b)	389,483
340,000	JP Morgan Chase & Co.	7.000%	11/15/2009		344,186
400,000	Lehman Brothers Holdings, Inc.	7.000%	09/28/2037		51,000
250,000	National City Bank	1.243%	01/21/2010	(a)	242,684
250,000	National Rural Utilities Cooperative	4.375%	10/01/2010		251,498
250,000	National Rural Utilities Cooperative	5.450%	04/10/2017		230,033
595,000	NB Capital Trust IV	8.250%	04/15/2027		258,187
731,359	New Valley Generation II	5.572%	05/01/2020		771,964
200,000	Regions Financial Corp	7.750%	09/15/2024		151,709
250,000	Salomon Smith Barney Holdings, Inc.	7.300%	08/01/2013		253,383
325,000	Suntrust Banks, Inc.	6.000%	02/15/2026		247,611
300,000	Susa Partnership L P	7.500%	12/01/2027		289,088
500,000	Toyota Motor Credit Corp.	5.750%	02/17/2017		492,380
					8,857,354
HEALTH CARE: 2.8%
500,000	Amgen Inc.	6.150%	06/01/2018		527,886
250,000	Bard (C.R.) Inc.	6.700%	12/01/2026		266,988
500,000	Johnson & Johnson	5.150%	07/15/2018		542,579
230,000	Teva Pharmaceutical Finance LLC	5.550%	02/01/2016		239,436
					1,576,889
INDUSTRIALS: 1.2%
250,000	Caterpillar Inc.	7.000%	12/15/2013		266,057
300,000	Thomas & Betts Corp.	7.250%	06/01/2013		302,618
125,000	United Technologies Corp.	9.340%	02/01/2011		135,402
					704,077
INFORMATION TECHNOLOGY: 2.0%
315,000	Hewlett-Packard Co.	4.500%	03/01/2013		323,942
250,000	Hewlett-Packard Co.	4.750%	06/02/2014		252,732
205,000	IBM Corp.	7.625%	10/15/2018		235,175
250,000	IBM Corp.	8.375%	11/01/2019		298,813
					1,110,662
MATERIALS: 0.5%
300,000	Vulcan Materials	6.400%	11/30/2017		250,764
SHIPPING & TRANSPORTATION: 0.3%
150,000	Burlington North Santa Fe	7.000%	02/01/2014		160,525
TELECOMMUNICATION SERVICES: 0.9%
250,000	AT&T Mobility LLC	6.500%	12/15/2011		263,481
250,000	Verizon California Inc.	6.700%	09/01/2009		254,458
					517,939
UTILITIES: 2.0%
335,000	Florida Power & Light	4.850%	02/01/2013		347,066
300,000	National Rural Utilities	6.550%	11/01/2018		289,941
500,000	Pacificorp	5.450%	09/15/2013		522,474
					1,159,481
TOTAL CORPORATE BONDS
	(Cost $24,758,667)				21,870,100

U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.2%
Federal Home Loan Mortgage Corporation Mortgage Backed Securities: 3.3%
133,232	Series 2668, Class OE	5.000%	10/15/2028		136,324
250,000	Series 3165, Class NC	5.500%	01/15/2032		261,604
710,000	Series R006, Class AK	5.750%	12/15/2018		735,095
750,000	Series 3165, Class GC	6.000%	05/15/2032		776,947
					1,909,970
Federal Home Loan Mortgage Corporation Gold Certificate: 0.4%
197,513	Pool #G0-2940	5.500%	05/01/2037		205,165

Federal National Mortgage Association Mortgage Backed Securities: 0.7%
105,609	Series 2004-29, Class WS	5.298%	02/25/2019	(a)	99,362
300,000	Series 2006-63, Class QD	5.500%	02/25/2030		310,561
					409,923
Federal Farm Credit Bank: 8.5%
250,000		5.375%	01/25/2023		248,155
500,000		5.550%	05/02/2022		520,360
500,000		5.600%	11/21/2022		517,343
455,000		5.850%	12/15/2020		466,567
500,000		5.950%	09/20/2027		514,318
500,000		6.050%	10/26/2021		507,172
1,000,000		6.200%	06/28/2022		1,049,129
1,000,000		6.500%	07/20/2021		1,010,958
					4,834,002
Federal Home Loan Bank: 7.3%
250,000		4.750%	05/14/2015		250,931
500,000		5.125%	12/13/2017		518,106
245,000		5.350%	01/25/2023		247,801
275,000		5.500%	10/27/2016		281,444
225,000		5.500%	08/20/2018		242,122
1,085,000		5.500%	01/25/2023		1,083,198
1,000,000		5.750%	05/13/2019		1,004,866
500,000		6.000%	09/15/2021		505,517
					4,133,985
Federal Home Loan Mortgage Corporation: 8.8%
100,000		5.000%	07/29/2016		100,036
500,000		5.000%	06/17/2019		503,679
250,000		5.250%	12/12/2017		251,361
250,000		5.300%	05/12/2020		253,862
170,000		5.500%	03/18/2019		168,398
100,000		5.875%	03/06/2037		101,585
300,000		6.000%	06/15/2017		302,807
500,000		6.000%	10/20/2021		508,033
500,000		6.000%	08/22/2022		518,981
500,000		6.000%	09/07/2022		512,660
300,000		6.000%	02/16/2027		318,078
250,000		6.000%	08/15/2027		256,730
675,000		6.050%	08/22/2022		702,028
500,000		6.200%	06/26/2017		505,548
					5,003,786
Federal National Mortgage Association: 17.2%
500,000		5.000%	02/13/2023		501,744
118,000		5.125%	07/16/2018		118,113
250,000		5.210%	01/25/2023		254,340
100,000		5.250%	07/28/2018		100,097
500,000		5.350%	03/21/2023	(b)	501,009
750,000		5.375%	04/11/2022		776,804
250,000		5.400%	12/14/2022		254,553
250,000		5.480%	04/21/2028		255,738
250,000		5.500%	05/03/2017		259,460
900,000		5.500%	12/14/2022		909,590
100,000		5.670%	05/16/2025		99,412
500,000		5.750%	09/22/2020		503,113
500,000		5.850%	02/24/2028		500,502
250,000		6.000%	04/28/2021		262,864
400,000		6.000%	09/20/2021		412,037
1,000,000		6.000%	04/20/2022		1,002,136
500,000		6.000%	06/23/2023		500,504
1,000,000		6.000%	03/21/2025	(b)	1,004,719
275,000		6.060%	07/20/2027		286,315
250,000		6.077%	08/20/2027		260,552
250,000		6.125%	08/17/2026		269,665
470,000		6.160%	10/06/2021		470,364
265,000		6.317%	06/21/2027		276,892
					9,780,523
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $25,602,553)				26,277,354

Shares
COMMON STOCKS: 1.0%
CONSUMER STAPLES: 0.2%
8,700	B & G Foods, Inc. - Class A				95,613
FINANCIALS: 0.0%
6,000	Babcock & Brown Air Ltd - ADR (b)(d)				25,800
SHIPPING & TRANSPORTATION: 0.1%
25,000	Jazz Air Income Fund (d)				63,055
TELECOMMUNICATION SERVICES: 0.5%
5,800	Consolidated Communications Holdings, Inc.				59,508
8,000	Iowa Telecommunications Services, Inc.				91,680
14,500	Windstream Corp.				116,870
					268,058
UTILITIES: 0.2%
4,400	Ferrellgas Partners LP				58,960
1,500	Suburban Propane Partners LP				54,840
					113,800
TOTAL COMMON STOCKS
	(Cost $980,261)				566,326

PREFERRED STOCKS: 2.5%
Closed End: 2.2%			Rate
10	Advent Claymore Convertable Security		1.711%	(a)	250,000
1	Blackrock Muniyield Fund Series D		0.731%	(a)	25,000
3	Blackrock Preferred Income Strategy Fund		1.711%	(a)	75,000
1	Dreyfus Strategic Muni Series T		0.685%	(a)	25,000
6	Eaton Vance Floating Rate Income Trust Preferred Auction Series B		1.701%	(a)	150,000
9	Eaton Vance Limited Duration Income Fund Series B		0.557%	(a)	225,000
7	Eaton Vance Limited Duration Income Fund Series C		0.677%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series D		0.767%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series E		0.407%	(a)	175,000
					1,275,000
Utilities: 0.3%
6,000	Xcel Energy Inc				139,260
TOTAL PREFERRED STOCKS
	(Cost $1,425,000)				1,414,260

SHORT TERM INVESTMENT: 10.8%
Money Market Investment: 10.8%
6,138,563	First American Government Obligations Fund				6,138,563
TOTAL SHORT TERM INVESTMENT
	(Cost $6,138,563)				6,138,563

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 2.8%
CERTIFICATES OF DEPOSIT: 1.0%
$ 427,227	Bank of Scotland, 2.994%, 05/06/09				427,128
142,409	Natixis of New York, 1.163%, 06/30/09				142,526
					569,654
COMMERCIAL PAPER: 1.1%
468,862	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)				325,704
284,818	Svenska Handelsbanken AB, 4.418%, 08/06/09				283,308
					609,012
CORPORATE BOND: 0.7%
427,227	Wachovia Securities, Inc., 2.875%, 05/01/09				426,659

Shares
MONEY MARKET INVESTMENT: 0.0%
9,448	Reserve Primary Fund (c)				5,752

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $1,759,991)				1,611,077

TOTAL INVESTMENTS
	(Cost $60,665,035), 101.8%				57,877,680
LIABILITIES IN EXCESS OF OTHER ASSETS, (1.8)%					(1,028,122)
TOTAL NET ASSETS, 100.0%					$56,849,558

(a) Variable Rate.
(b) This security or portion of this security is out on loan at March 31, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
ADR American Depository Receipt.

ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2009, Continued
FAS 157 - Summary of Fair Value Exposure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$6,844,149	$-
Level 2 - Other significant observable inputs	51,027,779	-
Level 3 - Significant unobservable inputs	5,752	-
Total	$57,877,680	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$10,881	$-
Accrued discounts / premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales/paydowns)	(5,129)	-
Transfers in and / or out of Level 3 *	-	-
Balance as of 3/31/09	$5,752	$-

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 79.3%
CONSUMER DISCRETIONARY: 8.6%
5,000	Big Lots, Inc. (a)(b)	$103,900
3,300	GameStop Corp. - Class A (a)	92,466
4,100	Genuine Parts Co.	122,426
11,700	McDonald's Corp.	638,469
6,400	TJX Companies, Inc./The	164,096
28,000	Yum! Brands, Inc.	769,440
		1,890,797
CONSUMER STAPLES: 20.4%
13,800	Coca-Cola Co./The	606,510
9,000	Colgate-Palmolive Co.	530,820
14,000	Costco Wholesale Corp. (b)	648,480
13,000	CVS Caremark Corp.	357,370
8,090	General Mills, Inc.	403,529
9,600	Kellogg Co.	351,648
10,000	PepsiCo, Inc.	514,800
12,000	Philip Morris International Inc.	426,960
14,000	Procter & Gamble Co./The	659,260
		4,499,377
ENERGY: 10.7%
8,700	Chevron Corp.	584,988
4,000	CONSOL Energy Inc.	100,960
15,000	Exxon Mobil Corp. (b)	1,021,500
8,890	Hess Corp. (b)	481,838
5,500	XTO Energy, Inc.	168,410
		2,357,696
FINANCIALS: 0.9%
12,640	Charles Schwab Corp./The	195,920

HEALTH CARE: 18.7%
12,600	Baxter International, Inc.	645,372
5,200	Celgene Corp. (a)	230,880
5,000	Covidien Ltd. (d)	166,200
11,000	Forest Laboratories, Inc. (a)(b)	241,560
5,500	Gilead Sciences, Inc. (a)	254,760
13,500	Hospira, Inc. (a)	416,610
7,400	Johnson & Johnson	389,240
5,200	Laboratory Corp. of America Holdings (a)	304,148
4,200	Medtronic, Inc.	123,774
11,500	St. Jude Medical, Inc. (a)	417,795
6,700	Stryker Corp.	228,068
20,000	Thermo Fisher Scientific Inc. (a)(b)	713,400
		4,131,807
INDUSTRIALS: 1.8%
28,000	ABB Ltd. - ADR (d)	390,320

INFORMATION TECHNOLOGY: 12.3%
22,000	Cisco Systems, Inc. (a)	368,940
6,000	EMC Corp. (a)(b)	68,400
8,101	International Business Machines Corp. (IBM)	784,906
40,200	Microsoft Corp.	738,474
42,000	Oracle Corp. (a)	758,940
		2,719,660
MATERIALS: 4.5%
3,400	Monsanto Co.	282,540
10,490	Praxair, Inc.	705,872
		988,412
UTILITIES: 1.4%
4,000	Dominion Resources, Inc. (b)	123,960
3,000	FirstEnergy Corp.	115,800
6,000	Pepco Holdings, Inc.	74,880
		314,640

TOTAL COMMON STOCKS		17,488,629
(Cost $20,313,803)

SHORT TERM INVESTMENT: 21.7%
Money Market Investment: 21.7%
4,777,180	First American Government Obligations Fund	4,777,180
TOTAL SHORT TERM INVESTMENT
(Cost $4,777,180)		4,777,180

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 11.5%
CERTIFICATES OF DEPOSIT: 4.2%
$ 701,605	Bank of Scotland, 2.994%, 05/06/09	701,443
233,868	Natixis of New York, 1.163%, 06/30/09	234,060
		935,503
COMMERCIAL PAPER: 4.0%
769,979	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)	405,307
467,737	Svenska Handelsbanken AB, 4.418%, 08/06/09	465,258
		870,565
CORPORATE BOND: 3.2%
701,605	Wachovia Securities, Inc., 2.875%, 05/01/09	700,672

Shares
MONEY MARKET INVESTMENT: 0.1%
30,229	Reserve Primary Fund (c)	23,733

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $2,905,023)		2,530,473

TOTAL INVESTMENTS
(Cost $27,996,006), 112.5%		24,796,282
LIABILITIES IN EXCESS OF OTHER ASSETS, (12.5)%		(2,747,270)
TOTAL NET ASSETS, 100.0%		$22,049,012

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.

ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2009, Continued
FAS 157 - Summary of Fair Value Exposure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$22,265,809	$-
Level 2 - Other significant observable inputs	2,506,740	-
Level 3 - Significant unobservable inputs	23,733	-
Total	$24,796,282	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$39,071	$-
Accrued discounts / premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales/paydowns)	(15,338)	-
Transfers in and / or out of Level 3 *	-	-
Balance as of 3/31/09	$23,733	$-

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 78.4%
CONSUMER DISCRETIONARY: 4.4%
11,300	Best Buy Co., Inc. (b)	$428,948
6,100	Hasbro, Inc.	152,927
13,200	Yum! Brands, Inc.	362,736
		944,611
CONSUMER STAPLES: 15.3%
12,900	Altria Group, Inc.	206,658
14,400	Archer-Daniels-Midland Co. (b)	400,032
7,400	Costco Wholesale Corp. (b)	342,768
22,960	CVS Caremark Corp.	631,170
9,300	Kellogg Co.	340,659
15,000	PepsiCo, Inc.	772,200
6,200	Philip Morris International Inc.	220,596
7,300	Procter & Gamble Co./The	343,757
		3,257,840
ENERGY: 4.6%
4,822	Chevron Corp.	324,231
5,178	ConocoPhillips	202,771
2,770	Hess Corp.	150,134
5,602	Occidental Petroleum Corp.	311,751
		988,887
FINANCIALS: 9.5%
4,814	ACE Ltd. (d)	194,485
18,600	Bank of New York Mellon Corp.	525,450
19,234	JP Morgan Chase & Co.	511,240
6,500	Northern Trust Corp.	388,830
15,400	U.S. Bancorp	224,994
14,328	UnumProvident Corp.	179,100
		2,024,099
HEALTH CARE: 14.2%
22,617	Covidien Ltd. (d)	751,789
4,000	Gilead Sciences, Inc. (a)	185,280
7,000	Medco Health Solutions, Inc. (a)	289,380
14,700	St. Jude Medical, Inc. (a)	534,051
9,300	Stryker Corp.	316,572
5,600	Teva Pharmaceutical Industries Ltd. - ADR (b)(d)	252,280
20,000	Thermo Fisher Scientific Inc. (a)(b)	713,400
		3,042,752
INDUSTRIALS: 5.3%
8,400	CSX Corp.	217,140
8,782	Deere & Co. (b)	288,664
5,934	Norfolk Southern Corp.	200,273
16,650	Waste Management, Inc.	426,240
		1,132,317
INFORMATION TECHNOLOGY: 4.3%
24,200	CA Inc.	426,162
15,000	EMC Corp. (a)	171,000
10,000	Hewlett-Packard Co.	320,600
		917,762
TELECOMMUNICATION SERVICES: 8.4%
11,400	American Tower Corp. - Class A (a)	346,902
29,022	AT&T, Inc.	731,355
24,000	Verizon Communications, Inc.	724,800
		1,803,057
UTILITIES: 12.4%
23,600	American Electric Power Co., Inc.	596,136
12,359	Exelon Corp.	560,975
2,400	PG&E Corp.	91,728
7,900	PPL Corp.	226,809
12,000	Sempra Energy	554,880
20,200	Southern Co./The	618,524
		2,649,052
TOTAL COMMON STOCKS
(Cost $21,763,913)		16,760,377

SHORT TERM INVESTMENT: 21.3%
Money Market Investment: 21.3%
4,553,850	First American Government Obligations Fund	4,553,850
TOTAL SHORT TERM INVESTMENT
(Cost $4,553,850)		4,553,850

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 8.1%
CERTIFICATES OF DEPOSIT: 3.1%
$ 492,788	Bank of Scotland, 2.994%, 05/06/09	492,675
164,263	Natixis of New York, 1.163%, 06/30/09	164,397
		657,072
COMMERCIAL PAPER: 2.6%
540,812	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)	215,440
328,526	Svenska Handelsbanken AB, 4.418%, 08/06/09	326,784
		542,224
CORPORATE BOND: 2.3%
492,788	Wachovia Securities, Inc., 2.875%, 05/01/09	492,133

Shares
MONEY MARKET INVESTMENT: 0.1%
38,171	Reserve Primary Fund (c)	28,420

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $2,057,348)		1,719,849

TOTAL INVESTMENTS
(Cost $28,375,111), 107.8%		23,034,076
LIABILITIES IN EXCESS OF OTHER ASSETS, (7.8)%		(1,658,696)
TOTAL NET ASSETS, 100.0%		$21,375,380

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
ADR American Depository Receipt.

ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2009, Continued
FAS 157 - Summary of Fair Value Exposure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$21,314,227	$-
Level 2 - Other significant observable inputs	1,691,429	-
Level 3 - Significant unobservable inputs	28,420	-
Total	$23,034,076	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$48,099	$-
Accrued discounts / premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales/paydowns)	(19,679)	-
Transfers in and / or out of Level 3 *	-	-
Balance as of 3/31/09	$28,420	$-

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 81.8%
CONSUMER DISCRETIONARY: 6.5%
6,000	Advance Auto Parts, Inc.	$246,480
6,000	Dollar Tree, Inc. (a)(b)	267,300
16,000	PetMed Express, Inc. (a)	263,680
6,200	Ross Stores, Inc. (b)	222,456
		999,916
CONSUMER STAPLES: 7.2%
9,000	Church & Dwight Co., Inc. (b)	470,070
18,000	Flowers Foods, Inc. (b)	422,640
7,343	TreeHouse Foods, Inc. (a)(b)	211,405
		1,104,115
ENERGY: 4.6%
5,000	Dril-Quip, Inc. (a)	153,500
18,446	Southwestern Energy Co. (a)(b)	547,662
		701,162
FINANCIALS: 5.2%
1,666	Arthur J. Gallagher & Co.	28,322
3,794	HCC Insurance Holdings, Inc.	95,571
16,590	Tower Group, Inc.	408,612
11,410	W.R. Berkley Corp.	257,295
		789,800
HEALTH CARE: 13.8%
8,500	Amedisys, Inc. (a)(b)	233,665
19,965	AmSurg Corp. (a)	316,445
4,200	Cubist Pharmaceuticals, Inc. (a)(b)	68,712
2,700	Edwards Lifesciences Corp. (a)	163,701
1,600	Henry Schein, Inc. (a)(b)	64,016
18,811	Lincare Holdings Inc. (a)(b)	410,080
10,000	Meridian Bioscience, Inc.	181,200
6,500	Techne Corp.	355,615
8,750	Waters Corp. (a)(b)	323,312
		2,116,746
INDUSTRIALS: 13.8%
14,477	AMETEK, Inc.	452,696
1,750	Axsys Technologies, Inc. (a)	73,570
5,500	Bucyrus International, Inc.	83,490
5,908	Copart, Inc. (a)(b)	175,231
11,189	Jacobs Engineering Group Inc. (a)(b)	432,567
5,360	Waste Connections, Inc. (a)(b)	137,752
13,000	Watson Wyatt Worldwide Inc. - Class A	641,810
4,500	Wabtec Corp.	118,710
		2,115,826
INFORMATION TECHNOLOGY: 23.3%
31,000	Activision, Inc. (a)	324,260
13,000	Altera Corp.	228,150
7,344	Amphenol Corp. - Class A	209,231
120,000	Bluephoenix Solutions Ltd. (a)(b)(d)	230,400
11,159	Broadridge Financial Solutions, Inc.	207,669
23,931	Intuit Inc.	646,137
22,745	Jack Henry & Associates, Inc.	371,198
6,000	Linear Technology Corp.	137,880
12,000	Logitech International SA (a)(b)(d)	123,360
11,000	McAfee, Inc. (a)	368,500
30,632	QLogic Corp. (a)	340,628
11,000	ViaSat, Inc. (a)(b)	229,020
8,000	Xilinx, Inc.	153,280
		3,569,713
MATERIALS: 7.4%
9,406	Airgas, Inc.	318,017
15,352	Ball Corp.	666,277
4,021	Ecolab, Inc. (b)	139,649
		1,123,943
TOTAL COMMON STOCKS
(Cost $14,823,155)		12,521,221

SHORT TERM INVESTMENT - 21.8%
Money Market Investment - 21.8%
3,346,274	First American Government Obligations Fund	3,346,274
TOTAL SHORT TERM INVESTMENT
(Cost $3,346,274)		3,346,274

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 26.4%
CERTIFICATES OF DEPOSIT: 9.3%
$ 1,062,347	Bank of Scotland, 2.994%, 05/06/09	1,062,103
354,116	Natixis of New York, 1.163%, 06/30/09	354,406
		1,416,509
COMMERCIAL PAPER: 9.9%
1,165,877	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)	818,267
708,231	Svenska Handelsbanken AB, 4.418%, 08/06/09	704,478
		1,522,745
CORPORATE BOND: 6.9%
1,062,347	Wachovia Securities, Inc., 2.875%, 05/01/09	1,060,934

Shares
MONEY MARKET INVESTMENT: 0.3%
44,125	Reserve Primary Fund (c)	34,035

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $4,397,043)		4,034,223

TOTAL INVESTMENTS
(Cost $22,566,472), 130.0%		19,901,718
LIABILITIES IN EXCESS OF OTHER ASSETS, (30.0)%		(4,590,980)
TOTAL NET ASSETS, 100.0%		$15,310,738

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.

ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2009, Continued
FAS 157 - Summary of Fair Value Exposure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$15,867,495	$-
Level 2 - Other significant observable inputs	4,000,188	-
Level 3 - Significant unobservable inputs	34,035	-
Total	$19,901,718	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$56,547	$-
Accrued discounts / premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales/paydowns)	(22,512)	-
Transfers in and / or out of Level 3 *	-	-
Balance as of 3/31/09	$34,035	$-

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 75.1%
CONSUMER DISCRETIONARY: 3.5%
5,600	Brinks Home Security Holdings, Inc. (a)	$126,560
5,000	Children's Place Retail Stores, Inc./The (a)	109,450
10,500	Gap, Inc./The (b)	136,395
6,200	Genesco Inc. (a)	116,746
		489,151
CONSUMER STAPLES: 7.1%
15,800	BJ's Wholesale Club, Inc. (a)	505,442
6,000	Flowers Foods, Inc. (b)	140,880
12,000	United Natural Foods, Inc. (a)	227,640
4,500	Universal Corp.	134,640
		1,008,602
ENERGY: 4.1%
4,200	Lufkin Industries, Inc.	159,096
4,250	Oceaneering International, Inc. (a)	156,697
4,500	SEACOR Holdings Inc. (a)	262,395
		578,188
FINANCIALS: 1.4%
1,700	Northern Trust Corp.	101,694
4,160	StanCorp Financial Group, Inc.	94,765
		196,459
HEALTH CARE: 7.6%
4,400	Analogic Corp.	140,888
4,750	Cerner Corp. (a)(b)	208,857
3,200	Chemed Corp.	124,480
9,000	CONMED Corp. (a)	129,690
12,500	CryoLife, Inc. (a)	64,750
2,750	Edwards Lifesciences Corp. (a)	166,733
12,000	Greatbatch, Inc. (a)	232,200
		1,067,598
INDUSTRIALS: 15.6%
10,114	Applied Industrial Technologies, Inc.	170,623
10,800	Applied Signal Technology, Inc.	218,484
5,600	Brink's Co./The	148,176
6,200	Copart, Inc. (a)(b)	183,892
11,000	Corrections Corporation of America (a)(b)	140,910
2,518	Flowserve Corp.	141,310
2,000	Fluor Corp.	69,100
5,900	Hubbell Inc. - Class B	159,064
4,883	Moog, Inc. (a)	111,674
10,950	Quanta Services, Inc. (a)	234,878
7,300	Shaw Group Inc./The (a)	200,093
11,000	Tetra Tech, Inc. (a)	224,180
2,900	URS Corp. (a)	117,189
3,500	Wabtec Corp.	92,330
		2,211,903
INFORMATION TECHNOLOGY: 8.5%
15,503	Avnet, Inc. (a)	271,458
8,700	Cypress Semiconductor Corp. (a)	58,899
7,215	Fidelity National Information Services, Inc.	131,313
15,800	Harmonic Inc. (a)	102,700
21,800	Ingram Micro Inc. - Class A (a)(b)	275,552
7,500	JDA Software Group, Inc. (a)	86,625
3,607	Lender Processing Services, Inc.	110,410
10,100	NeuStar, Inc. - Class A (a)	169,175
		1,206,132
MATERIALS: 10.8%
3,592	AptarGroup, Inc.	111,855
5,000	Calgon Carbon Corp. (a)	70,850
9,000	FMC Corp.	388,260
6,620	Lubrizol Corp./The	225,146
11,000	Rock-Tenn Co. - Class A	297,550
18,550	Sensient Technologies Corp.	435,925
		1,529,586
UTILITIES: 16.5%
9,600	American States Water Co.	348,672
6,700	Centerpoint Energy, Inc.	69,881
7,000	CMS Energy Corp. (b)	82,880
8,500	DPL Inc.	191,590
5,000	EQT Corp.	156,650
8,250	New Jersey Resources Corp.	280,335
29,410	NV Energy, Inc.	276,160
6,056	OGE Energy Corp.	144,254
7,300	Piedmont Natural Gas Co., Inc. (b)	188,997
8,984	UGI Corp.	212,112
5,695	Unisource Energy Corp.	160,542
5,700	Vectren Corp.	120,213
2,300	Wisconsin Energy Corp. (b)	94,691
		2,326,977
TOTAL COMMON STOCKS
(Cost $12,397,484)		10,614,596

SHORT TERM INVESTMENT: 24.2%
Money Market Investment: 24.2%
3,427,089		3,427,089
TOTAL SHORT TERM INVESTMENT
(Cost $3,427,089)		3,427,089

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 6.8%
CERTIFICATES OF DEPOSIT: 3.0%
$ 316,033	Bank of Scotland, 2.994%, 05/06/09	315,961
105,344	Natixis of New York, 1.163%, 06/30/09	105,431
		421,392
COMMERCIAL PAPER: 1.5%
346,831	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)	9,157
210,688	Svenska Handelsbanken AB, 4.418%, 08/06/09	209,572
		218,729
CORPORATE BOND: 2.2%
316,033	Wachovia Securities, Inc., 2.875%, 05/01/09	315,612

Shares
MONEY MARKET INVESTMENT: 0.1%
21,267	Reserve Primary Fund (c)	13,665

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $1,316,196)		969,398

TOTAL INVESTMENTS
(Cost $17,140,769), 106.1%		15,011,083
LIABILITIES IN EXCESS OF OTHER ASSETS, (6.1)%		(867,168)
TOTAL NET ASSETS, 100.0%		$14,143,915

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.

ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2009, Continued
FAS 157 - Summary of Fair Value Exposure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$14,041,685	$-
Level 2 - Other significant observable inputs	955,733	-
Level 3 - Significant unobservable inputs	13,665	-
Total	$15,011,083	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$25,064	$-
Accrued discounts / premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales/paydowns)	(11,399)	-
Transfers in and / or out of Level 3 *	-	-
Balance as of 3/31/09	$13,665	$-

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments for federal income tax purposes as of March 31, 2009 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$27,999,276	$28,360,469	$22,573,071	$17,134,591
GROSS UNREALIZED APPRECIATION	547,592	325,009	403,155	673,611
GROSS UNREALIZED DEPRECIATION	(3,747,316)	(5,666,044)	(3,067,909)	(2,803,297)

NET UNREALIZED DEPRECIATION	($3,199,724)	($5,341,035)	($2,664,754)	($2,129,686)

	Dividend & Income	Intermediate Fixed Income
COST OF INVESTMENTS	$57,235,446	$60,675,986
GROSS UNREALIZED APPRECIATION	2,621,434	474,072
GROSS UNREALIZED DEPRECIATION	(17,727,669)	(3,261,427)

NET UNREALIZED DEPRECIATION	($15,106,235)	($2,787,355)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                                  Garrett R. D’Alessandro, President

Date   5/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                                 Garrett R. D’Alessandro, President

Date 5/20/09

By (Signature and Title) /s/ Edmund L. Towers
                                                                 Edmund L. Towers, Treasurer

Date 5/20/09